PATENTS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2019		$ 4,536
2020	$ 1,809	1,809
2021	1,809	1,809
2022		1,809
2023 and thereafter	2,804	1,829
Total	$ 10,958	$ 11,792	$ 16,328